Cover	May 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2022
Entity Registrant Name	Sumo Logic, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39502
Entity Tax Identification Number	27-2234444
Entity Address, Address Line One	305 Main Street
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	810-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SUMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001643269